Supplementary Information (Changes in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2009 Mid-Con Energy Partners, LP [Member]	Dec. 31, 2011 Mid-Con Energy Partners, LP [Member]	Dec. 31, 2010 Mid-Con Energy Partners, LP [Member]	Jun. 30, 2009 Mid-Con Energy Corporation [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flow, beginning of period	$ 77,880	$ 183,662	$ 105,800	$ 189,337
Sales, less production costs	(3,772)	(27,671)	(11,212)	(6,418)
Revisions of previous quantity estimates	24,394	26,960	(9,278)	(16,928)
Extensions, discoveries and improved recovery	280	26,128	16,562	3,264
Net change in prices and production costs	(16,860)	79,618	44,773	(172,916)
Net change in income taxes	36,447			72,238
Changes in estimated future development costs	(11,081)	(30,521)	(2,170)	(2,795)
Previously estimated development costs incurred during the period	2,212	31,968	9,242	10,795
Purchases of minerals in place	161	20,200	22,330
Accretion of discount	11,433	18,366	10,580	29,802
Timing differences and other	(15,294)	(479)	(2,965)	(28,499)
Standardized measure of discounted future net cash flow, end of year	$ 105,800	$ 328,231	$ 183,662	$ 77,880